Mineral Interests - Acquired as part of Maverix Acquisition (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Jan. 19, 2023
La Colorada mine
Exploration And Evaluation Assets [Line Items]
Percentage of gold produced to be received	100.00%
Ongoing payment per ounce of gold to be made	$ 650
Fair value ascribed to the mineral interest	$ 22,500,000
Discount rate percentage	5.00%
Estimated mine life	18 years
El Mochito mine
Exploration And Evaluation Assets [Line Items]
Percentage of silver produced to be received	25.00%
Ongoing payment to be made as a percentage of spot silver price	25.00%
Fair value ascribed to the mineral interest	$ 24,300,000
Discount rate percentage	5.00%
Estimated mine life	9 years
Beta Hunt mine
Exploration And Evaluation Assets [Line Items]
Gross Revenue Return, percentage	3.25%
NSR royalty on gold, percentage	1.50%
NSR royalty on Nickel, percentage	1.50%
Fair value ascribed to the mineral interest	$ 46,400,000
Discount rate percentage		5.00%
Estimated mine life	8 years
Camino Rojo mine
Exploration And Evaluation Assets [Line Items]
NSR royalty to be received, percentage	2.00%
Fair value ascribed to the mineral interest	$ 27,400,000
Discount rate percentage	5.00%
Estimated mine life	10 years